Prepayments and other current assets	12 Months Ended
Dec. 31, 2023
Prepayments and other current assets
Prepayments and other current assets

5. Prepayments and other current assets

The following is a summary of prepayments and other current assets:

	As of December 31,
	2022	2023
	RMB	RMB	US$ (Note 2(d))
Prepayments to suppliers	45,212	141,585	19,942
Interest income receivable	843	603	85
Prepayment for advertising expenses	406	1,014	143
Loan receivables (a)	100,361	25,130	3,539
Value-added tax receivables	62,808	46,269	6,517
Receivables from employees	12,598	7,621	1,073
Others	20,766	11,967	1,686
Total	242,994	234,189	32,985

(a) Loan receivables are recorded in connection with the Group’s cash lending service, which are expected to receive within one year according to the repayment schedule.

The Group recognized a net provision for prepayments and other current assets of RMB2,858, RMB8,458 and a net reversal of RMB2,923 for the years ended December 31, 2021, 2022 and 2023, respectively.

The following table summarized the details of the Group’s provision for prepayments and other current assets:

	For the Years Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$ (Note 2(d))
Balance at the beginning of year	342,383	318,034	324,878	45,758
Addition	22,408	16,508	1,355	191
Reversal	(19,550)	(8,050)	(4,278)	(603)
Write-offs	(27,207)	—	(2,634)	(371)
Disposals of subsidiaries	—	(1,614)	—	—
Balance at the end of year	318,034	324,878	319,321	44,975